PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya GNMA Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 60.0%
94,633
(1)
Fannie Mae REMIC
Trust 2002-W1 3A,
3.880%,
04/25/2042 $ 91,814
0.0
406,787
(1)
Fannie Mae REMIC
Trust 2002-W6 3A,
5.377%,
01/25/2042 394,150
0.0
2,703,092  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 2,744,229
0.3
307,503  Fannie Mae REMIC
Trust 2003-16 CX,
6.500%,
03/25/2033 323,251
0.0
1,260,999  Fannie Mae REMIC
Trust 2003-34 LN,
5.000%,
05/25/2033 1,283,960
0.1
2,060,426  Fannie Mae REMIC
Trust 2003-W15 2A7,
5.550%,
08/25/2043 2,082,002
0.2
2,333,440  Fannie Mae REMIC
Trust 2004-28 PZ,
6.000%,
05/25/2034 2,379,737
0.2
54,373
(1)
Fannie Mae REMIC
Trust 2004-
61 SH, 8.041%,
(-1.000*SOFR30A +
23.530%),
11/25/2032 60,457
0.0
52,360  Fannie Mae REMIC
Trust 2004-68 LC,
5.000%,
09/25/2029 52,965
0.0
1,341,406  Fannie Mae REMIC
Trust 2004-88 ZC,
6.500%,
12/25/2034 1,444,335
0.1
1,262,437
(1)
Fannie Mae REMIC
Trust 2004-W11 2A,
4.973%,
03/25/2043 1,206,477
0.1
1,748,119  Fannie Mae REMIC
Trust 2004-W3 A8,
5.500%,
05/25/2034 1,763,229
0.2
32,008
(1)
Fannie Mae REMIC
Trust 2005-
122 SE, 9.140%,
(-1.000*SOFR30A +
22.699%),
11/25/2035 32,592
0.0
3,261,562
(1)
Fannie Mae REMIC
Trust 2005-17 B,
6.500%,
03/25/2035 3,410,564
0.3
17,483
(1)(2)
Fannie Mae REMIC
Trust 2005-
17 ES, 2.761%,
(-1.000*SOFR30A +
6.636%),
03/25/2035 103
0.0
1,276,831
(1)(2)
Fannie Mae REMIC
Trust 2005-
17 SA, 2.711%,
(-1.000*SOFR30A +
6.586%),
03/25/2035 111,971
0.0
811,478  Fannie Mae REMIC
Trust 2005-43 PZ,
6.000%,
05/25/2035 859,231
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
51,419
(1)
Fannie Mae REMIC
Trust 2005-
59 NQ, 6.903%,
(-1.000*SOFR30A +
16.589%),
05/25/2035 $ 52,495
0.0
139,465
(1)
Fannie Mae REMIC
Trust 2005-
75 GS, 8.284%,
(-1.000*SOFR30A +
19.907%),
08/25/2035 149,645
0.0
263,966  Fannie Mae REMIC
Trust 2005-88 ZC,
5.000%,
10/25/2035 270,307
0.0
1,861,549  Fannie Mae REMIC
Trust 2005-99 XA,
5.500%,
12/25/2035 1,907,797
0.2
35,320
(1)
Fannie Mae REMIC
Trust 2006-115
ES, 10.605%,
(-1.000*SOFR30A +
26.102%),
12/25/2036 41,365
0.0
208,433
(1)(2)
Fannie Mae REMIC
Trust 2006-
36 SP, 2.711%,
(-1.000*SOFR30A +
6.586%),
05/25/2036 14,381
0.0
9,856
(3)
Fannie Mae REMIC
Trust 2006-44 P,
0.000%,
12/25/2033 8,592
0.0
1,377,426
(1)(2)
Fannie Mae REMIC
Trust 2006-
79 SH, 2.461%,
(-1.000*SOFR30A +
6.336%),
08/25/2036 122,155
0.0
2,389,413
(1)(2)
Fannie Mae REMIC
Trust 2006-
8 HL, 2.711%,
(-1.000*SOFR30A +
6.586%),
03/25/2036 192,023
0.0
580,446
(1)
Fannie Mae REMIC
Trust 2007-
1 NR, 17.186%,
(-1.000*SOFR30A +
46.630%),
02/25/2037 878,107
0.1
316,558  Fannie Mae REMIC
Trust 2007-60 ZB,
4.750%,
05/25/2037 318,439
0.0
81,196
(1)
Fannie Mae REMIC
Trust 2009-12 LK,
13.874%,
03/25/2039 92,123
0.0
4,198,748
(1)(2)
Fannie Mae REMIC
Trust 2010-
147 LS, 2.461%,
(-1.000*SOFR30A +
6.336%),
01/25/2041 458,632
0.1
594,738
(1)
Fannie Mae REMIC
Trust 2010-26 F,
4.759%, (SOFR30A +
0.884%),
11/25/2036 597,523
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
603,063
(1)
Fannie Mae REMIC
Trust 2010-39 FN,
4.819%, (SOFR30A +
0.944%),
05/25/2040 $ 606,308
0.1
381,389  Fannie Mae REMIC
Trust 2010-80 PZ,
5.000%,
07/25/2040 389,496
0.0
716,152  Fannie Mae REMIC
Trust 2010-87 PL,
4.000%,
06/25/2040 712,888
0.1
1,009,260
(1)(2)
Fannie Mae REMIC
Trust 2010-
95 SB, 2.611%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 74,989
0.0
813,117  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 833,348
0.1
750,000  Fannie Mae REMIC
Trust 2011-105 MB,
4.000%,
10/25/2041 679,652
0.1
928,708  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 951,608
0.1
886,464
(1)
Fannie Mae REMIC
Trust 2011-
4 CS, 4.923%,
(-1.000*SOFR30A +
12.671%),
05/25/2040 905,716
0.1
3,963,420  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 3,964,332
0.4
1,645,308
(1)(2)
Fannie Mae REMIC
Trust 2012-
128 VS, 2.261%,
(-1.000*SOFR30A +
6.136%),
06/25/2042 73,705
0.0
372,396
(2)
Fannie Mae REMIC
Trust 2012-137 EI,
3.000%,
12/25/2027 5,653
0.0
155,641
(2)
Fannie Mae REMIC
Trust 2012-142 BI,
3.000%,
11/25/2027 823
0.0
2,779,551
(2)
Fannie Mae REMIC
Trust 2012-148 HI,
3.500%,
05/25/2042 251,573
0.0
1,921,568
(2)
Fannie Mae REMIC
Trust 2012-148 IM,
3.000%,
01/25/2028 35,453
0.0
1,197,450  Fannie Mae REMIC
Trust 2012-148 KH,
3.000%,
03/25/2042 1,162,984
0.1
1,029,427
(2)
Fannie Mae REMIC
Trust 2012-154 PI,
4.000%,
05/25/2042 110,640
0.0
2,906,143  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 2,846,237
0.3
2,576,152  Fannie Mae REMIC
Trust 2012-27 EZ,
4.250%,
03/25/2042 2,509,804
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000  Fannie Mae REMIC
Trust 2012-40 MY,
3.500%,
04/25/2042 $ 2,350,849
0.2
1,700,000  Fannie Mae REMIC
Trust 2012-66 KE,
4.000%,
06/25/2042 1,640,296
0.2
535,482
(1)(2)
Fannie Mae REMIC
Trust 2012-
68 SD, 2.711%,
(-1.000*SOFR30A +
6.586%),
06/25/2032 30,287
0.0
3,457,000  Fannie Mae REMIC
Trust 2012-97 PC,
3.500%,
09/25/2042 2,980,326
0.3
867,430  Fannie Mae REMIC
Trust 2013-125 AZ,
4.000%,
11/25/2039 785,408
0.1
276,286
(2)
Fannie Mae REMIC
Trust 2013-13 PI,
3.500%,
04/25/2042 15,428
0.0
879,202
(3)
Fannie Mae REMIC
Trust 2013-135 PO,
0.000%,
01/25/2044 643,940
0.1
42,074  Fannie Mae REMIC
Trust 2013-18 NA,
2.000%,
12/25/2042 38,001
0.0
1,037,617
(2)
Fannie Mae REMIC
Trust 2013-25 BI,
3.000%,
03/25/2033 66,830
0.0
604,012
(2)
Fannie Mae REMIC
Trust 2013-54 ID,
3.000%,
01/25/2033 25,887
0.0
1,044,393  Fannie Mae REMIC
Trust 2013-55 VZ,
3.000%,
06/25/2043 960,815
0.1
1,049,842
(2)
Fannie Mae REMIC
Trust 2013-62 AI,
3.000%,
06/25/2033 74,538
0.0
1,401,927  Fannie Mae REMIC
Trust 2015-22 DY,
3.000%,
04/25/2045 1,099,078
0.1
1,457,796  Fannie Mae REMIC
Trust 2015-26 UZ,
3.000%,
05/25/2045 1,230,131
0.1
711,932  Fannie Mae REMIC
Trust 2015-68 JW,
3.500%,
09/25/2030 696,005
0.1
2,630,000  Fannie Mae REMIC
Trust 2016-103 PB,
3.000%,
01/25/2047 2,359,183
0.2
3,335,549
(1)(2)
Fannie Mae REMIC
Trust 2016-
4 DS, 2.111%,
(-1.000*SOFR30A +
5.986%),
02/25/2046 373,318
0.0
1,944,036
(1)
Fannie Mae REMIC
Trust 2016-
51 S, 1.931%,
(-1.000*SOFR30A +
5.806%),
10/25/2043 1,675,638
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,333,554  Fannie Mae REMIC
Trust 2016-64 LD,
3.500%,
09/25/2046 $ 4,029,188
0.4
5,449,841  Fannie Mae REMIC
Trust 2017-22 DZ,
4.000%,
04/25/2047 5,222,533
0.5
443,764  Fannie Mae REMIC
Trust 2018-25 AL,
3.500%,
04/25/2048 405,943
0.0
528,375  Fannie Mae REMIC
Trust 2018-37 DZ,
4.000%,
06/25/2048 505,797
0.1
2,747,981
(2)
Fannie Mae REMIC
Trust 2019-49 IG,
3.000%,
03/25/2033 183,753
0.0
2,870,524  Fannie Mae REMIC
Trust 2019-6 GZ,
4.000%,
03/25/2059 2,552,326
0.2
14,437,108
(2)
Fannie Mae REMIC
Trust 2020-34 AI,
3.500%,
06/25/2035 1,029,367
0.1
1,982,592
(2)
Fannie Mae REMIC
Trust 2020-44 TI,
5.500%,
12/25/2035 273,542
0.0
21,782,523
(2)
Fannie Mae REMIC
Trust 2020-89 KI,
4.000%,
12/25/2050 4,093,076
0.4
3,816,287  Fannie Mae REMIC
Trust 2023-55 AY,
6.500%,
11/25/2053 4,015,667
0.4
14,141,682
(1)
Fannie Mae REMIC
Trust 2025-1 FE,
5.324%, (SOFR30A +
1.450%),
02/25/2055 14,272,823
1.3
7,732,292  Fannie Mae REMIC
Trust 2025-4 PZ,
5.500%,
07/25/2054 7,745,958
0.7
757,031
(1)
Fannie Mae Trust
2004-W2 3A, 5.115%,
02/25/2044 767,526
0.1
566,618
(1)
Fannie Mae Trust
2004-W2 4A, 5.049%,
02/25/2044 560,454
0.1
163,758
(1)
Freddie Mac
REMIC Trust
2653 SC, 4.730%,
(-1.000*SOFR30A +
6.743%),
07/15/2033 165,245
0.0
350,044  Freddie Mac REMIC
Trust 2767 ZW,
6.000%,
03/15/2034 366,995
0.0
80,441
(3)
Freddie Mac REMIC
Trust 2974 KO,
0.000%,
05/15/2035 67,347
0.0
11,339
(1)
Freddie Mac
REMIC Trust
3012 ST, 7.206%,
(-1.000*SOFR30A +
21.548%),
04/15/2035 11,565
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,612
(1)
Freddie Mac
REMIC Trust
3065 DC, 7.565%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 $ 108,887
0.0
183,176  Freddie Mac REMIC
Trust 3158 NE,
5.500%,
05/15/2036 190,160
0.0
1,821,702
(1)(2)
Freddie Mac
REMIC Trust
3181 TA, 0.500%,
(-1.000*SOFR30A +
5.544%),
07/15/2036 27,748
0.0
4,552,332  Freddie Mac REMIC
Trust 3196 ZK,
6.500%,
04/15/2032 4,748,713
0.4
74,541
(2)
Freddie Mac REMIC
Trust 3507 IA, 5.500%,
09/15/2035 7,515
0.0
882,315  Freddie Mac REMIC
Trust 3658 CZ,
5.000%,
04/15/2040 904,188
0.1
2,888,638  Freddie Mac REMIC
Trust 3770 GA,
4.500%,
10/15/2040 2,922,122
0.3
146,771
(1)
Freddie Mac
REMIC Trust
3864 NT, 5.500%,
(-1.000*SOFR30A +
59.451%),
03/15/2039 148,616
0.0
787,199  Freddie Mac REMIC
Trust 3888 ZG,
4.000%,
07/15/2041 765,772
0.1
3,032,734
(1)(2)
Freddie Mac
REMIC Trust
3960 SG, 1.902%,
(-1.000*SOFR30A +
5.886%),
11/15/2041 286,028
0.0
1,669,052  Freddie Mac REMIC
Trust 4040 UZ,
5.000%,
05/15/2042 1,654,147
0.2
5,075,000  Freddie Mac REMIC
Trust 4059 DY,
3.500%,
06/15/2042 4,900,379
0.5
941,617  Freddie Mac REMIC
Trust 4097 ZA,
3.500%,
08/15/2042 896,979
0.1
3,784,816  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 3,505,667
0.3
8,786,424  Freddie Mac REMIC
Trust 4159 LZ,
3.500%,
01/15/2043 8,360,996
0.8
1,585,145
(2)
Freddie Mac REMIC
Trust 4176 IA, 2.500%,
03/15/2028 28,104
0.0
1,871,677
(1)
Freddie Mac
REMIC Trust
4249 CS, 1.546%,
(-1.000*SOFR30A +
4.564%),
09/15/2043 1,422,994
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,266,216
(1)
Freddie Mac
REMIC Trust
4274 US, 1.752%,
(-1.000*SOFR30A +
5.736%),
10/15/2035 $ 2,093,488
0.2
9,643,623  Freddie Mac REMIC
Trust 4367 MZ,
4.000%,
07/15/2044 9,360,813
0.9
2,302,092  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 2,120,016
0.2
4,522,096
(1)(2)
Freddie Mac
REMIC Trust
4438 AS, 2.102%,
(-1.000*SOFR30A +
6.086%),
02/15/2045 400,384
0.0
4,573,553  Freddie Mac REMIC
Trust 4480 ZX,
4.000%,
11/15/2044 4,460,528
0.4
3,262,785  Freddie Mac REMIC
Trust 4631 CZ,
3.500%,
11/15/2046 3,063,500
0.3
1,889,194  Freddie Mac REMIC
Trust 4818 GZ,
4.000%,
08/15/2048 1,806,116
0.2
2,160,878  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,930,304
0.2
2,597,868  Freddie Mac REMIC
Trust 5000 DC,
2.500%,
03/25/2040 2,320,953
0.2
17,740,625
(2)
Freddie Mac REMIC
Trust 5013 QI,
3.500%,
09/25/2050 3,295,427
0.3
8,800,000  Freddie Mac REMIC
Trust 5361 BY,
7.000%,
12/25/2053 9,587,085
0.9
4,643,779  Freddie Mac REMIC
Trust 5369 B, 6.000%,
01/25/2054 4,820,652
0.5
1,137,232
(1)
Freddie Mac Securities
REMIC Trust 2005-
S001 2A2, 3.996%,
(TSFR1M + 0.264%),
09/25/2045 1,116,237
0.1
632,427
(1)
Freddie Mac Structured
Pass-Through
Certificates T-48 2A,
4.444%,
07/25/2033 607,772
0.1
311,254
(1)
Freddie Mac Structured
Pass-Through
Certificates T-54 4A,
4.277%,
02/25/2043 303,933
0.0
6,162,150  Freddie Mac Whole
Loan Securities Trust
2017-SC02 1A2,
3.000%,
05/25/2047 5,311,318
0.5
40,288  Ginnie Mae 2004-16
AE, 5.500%,
02/20/2034 40,584
0.0
276,316  Ginnie Mae 2004-28
CZ, 5.500%,
04/20/2034 280,500
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
136,266
(3)
Ginnie Mae 2004-
37 OA, 0.000%,
04/17/2034 $ 118,878
0.0
394,657  Ginnie Mae 2004-
65 ZG, 5.500%,
07/20/2034 401,082
0.0
965,664  Ginnie Mae 2004-81 Z,
5.000%,
10/20/2034 963,812
0.1
416,179
(1)(2)
Ginnie Mae 2004-
98 SA, 2.852%,
(-1.000*TSFR1M +
6.586%),
11/20/2034 36,705
0.0
369,537  Ginnie Mae 2005-21 Z,
5.000%,
03/20/2035 371,929
0.0
38,815
(1)(2)
Ginnie Mae 2005-
25 SI, 6.000%,
(-1.000*TSFR1M +
42.513%),
01/20/2034 4,769
0.0
185,045
(1)(2)
Ginnie Mae 2005-
7 AH, 2.921%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 13,922
0.0
557,018  Ginnie Mae 2005-80 Z,
5.000%,
10/20/2035 560,118
0.1
7,026
(1)
Ginnie Mae 2005-
91 UP, 6.603%,
(-1.000*TSFR1M +
14.071%),
09/16/2031 7,102
0.0
1,264,860  Ginnie Mae 2006-
17 TW, 6.000%,
04/20/2036 1,277,305
0.1
44,537
(1)
Ginnie Mae 2006-61
FA, 4.098%, (TSFR1M
+ 0.364%),
11/20/2036 44,535
0.0
860,875  Ginnie Mae 2006-7
ZA, 5.500%,
02/20/2036 879,093
0.1
564,035
(2)
Ginnie Mae 2007-17
CI, 7.500%,
04/16/2037 73,732
0.0
692,050
(3)
Ginnie Mae 2007-41
OL, 0.000%,
07/20/2037 577,760
0.1
38,920  Ginnie Mae 2007-45
PE, 5.500%,
07/16/2037 39,326
0.0
152,947
(1)
Ginnie Mae 2007-
48 SY, 8.704%,
(-1.000*TSFR1M +
19.907%),
08/16/2037 154,242
0.0
26,409
(1)
Ginnie Mae 2007-
53 SW, 8.660%,
(-1.000*TSFR1M +
19.862%),
09/20/2037 28,851
0.0
443,570  Ginnie Mae 2007-60
YZ, 5.500%,
10/20/2037 442,599
0.0
252,629
(1)(2)
Ginnie Mae 2008-
3 SA, 2.702%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 25,710
0.0
326,103
(1)(2)
Ginnie Mae 2008-
40 PS, 2.651%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 20,004
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
575,057
(1)(2)
Ginnie Mae 2008-
51 GS, 2.381%,
(-1.000*TSFR1M +
6.116%),
06/16/2038 $ 52,071
0.0
1,067,096
(1)(2)
Ginnie Mae 2008-
82 SA, 2.152%,
(-1.000*TSFR1M +
5.886%),
09/20/2038 87,741
0.0
13,003
(1)(2)
Ginnie Mae 2009-
110 SA, 2.501%,
(-1.000*TSFR1M +
6.236%),
04/16/2039 21
0.0
7,324,498  Ginnie Mae 2009-110
ZA, 5.500%,
11/16/2039 7,452,551
0.7
1,029,681  Ginnie Mae 2009-110
ZC, 4.500%,
11/16/2039 1,014,139
0.1
1,509,274  Ginnie Mae 2009-118
XZ, 5.000%,
12/20/2039 1,556,111
0.2
704,747  Ginnie Mae 2009-
121 ZQ, 5.500%,
09/20/2039 728,975
0.1
616,433  Ginnie Mae 2009-31
BP, 5.000%,
05/20/2039 626,272
0.1
917,969  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 929,082
0.1
1,018,572  Ginnie Mae 2009-
32 QZ, 5.500%,
05/16/2039 1,026,736
0.1
789,007  Ginnie Mae 2009-32
YZ, 7.000%,
05/16/2039 803,540
0.1
938,281  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 948,133
0.1
1,155,252  Ginnie Mae 2009-53
ZB, 6.000%,
07/16/2039 1,209,557
0.1
233,825  Ginnie Mae 2009-54
HZ, 5.000%,
07/20/2039 241,036
0.0
113,368
(1)(2)
Ginnie Mae 2009-
55 BI, 1.000%,
(-1.000*TSFR1M +
159.638%),
06/16/2037 3,633
0.0
1,628,436  Ginnie Mae 2009-61
EZ, 7.500%,
08/20/2039 1,725,361
0.2
8,780,251  Ginnie Mae 2009-61
PZ, 7.500%,
08/20/2039 9,357,819
0.9
10,630,839  Ginnie Mae 2009-
61 ZQ, 6.000%,
08/16/2039 10,948,978
1.0
364,921
(1)(2)
Ginnie Mae 2009-
66 QS, 2.252%,
(-1.000*TSFR1M +
5.986%),
07/20/2039 14,152
0.0
3,527,705  Ginnie Mae 2009-68
ZC, 5.500%,
08/16/2039 3,649,764
0.3
335,978
(1)(2)
Ginnie Mae 2009-
77 SA, 2.301%,
(-1.000*TSFR1M +
6.036%),
09/16/2039 27,420
0.0
2,632,723  Ginnie Mae 2009-77
ZB, 5.500%,
09/16/2039 2,749,756
0.3
1,431,068  Ginnie Mae 2009-79
PZ, 6.000%,
09/20/2039 1,481,826
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
777,012  Ginnie Mae 2009-87
PZ, 5.500%,
10/20/2039 $ 813,988
0.1
2,842,103  Ginnie Mae 2009-
87 WZ, 6.000%,
10/20/2039 2,957,595
0.3
785,626  Ginnie Mae 2009-92
DZ, 4.500%,
10/16/2039 778,822
0.1
1,904,339  Ginnie Mae 2009-
98 MZ, 5.000%,
10/16/2039 1,951,278
0.2
162,538
(1)
Ginnie Mae 2009-H01
FA, 4.998%, (TSFR1M
+ 1.264%),
11/20/2059 164,053
0.0
310,776
(2)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 11,746
0.0
4,997,626  Ginnie Mae 2010-
113 BE, 4.500%,
09/20/2040 5,041,445
0.5
430,157
(1)(2)
Ginnie Mae 2010-
116 NS, 2.801%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 32,694
0.0
1,842,769  Ginnie Mae 2010-
116 PB, 5.000%,
06/16/2040 1,902,579
0.2
4,408,908  Ginnie Mae 2010-
117 ZQ, 4.500%,
09/20/2040 4,361,078
0.4
918,000  Ginnie Mae 2010-121
TB, 4.000%,
09/20/2040 880,910
0.1
1,736,522  Ginnie Mae 2010-125
BZ, 4.500%,
09/16/2040 1,733,463
0.2
469,507
(1)(2)
Ginnie Mae 2010-
158 SA, 2.202%,
(-1.000*TSFR1M +
5.936%),
12/20/2040 49,172
0.0
626,765  Ginnie Mae 2010-162
ZE, 4.000%,
12/16/2040 612,556
0.1
5,138,541
(1)(2)
Ginnie Mae 2010-
166 GS, 2.152%,
(-1.000*TSFR1M +
5.886%),
12/20/2040 514,153
0.1
366,740  Ginnie Mae 2010-
169 AW, 4.500%,
12/20/2040 369,575
0.0
660,864  Ginnie Mae 2010-31
BP, 5.000%,
03/20/2040 674,053
0.1
303,842
(2)
Ginnie Mae 2010-4
WI, 6.000%,
01/16/2040 37,855
0.0
3,652,810  Ginnie Mae 2010-42
VZ, 5.500%,
10/20/2039 3,844,567
0.4
517,635  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 521,129
0.1
146,599
(1)
Ginnie Mae 2010-H11
FA, 5.030%, (TSFR1M
+ 1.114%),
06/20/2060 147,600
0.0
729,235
(1)
Ginnie Mae 2010-H20
AF, 4.444%, (TSFR1M
+ 0.444%),
10/20/2060 728,054
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,523
(1)
Ginnie Mae 2010-H26
LF, 4.464%, (TSFR1M +
0.464%),
08/20/2058 $ 17,507
0.0
59,181
(2)
Ginnie Mae 2011-123
QI, 5.000%,
05/20/2041 2,797
0.0
304,834
(1)
Ginnie Mae 2011-128
TF, 4.299%, (TSFR1M +
0.564%),
05/16/2041 302,408
0.0
1,071,253
(1)(2)
Ginnie Mae 2011-
141 PS, 2.851%,
(-1.000*TSFR1M +
6.586%),
06/16/2041 60,574
0.0
1,142,686
(2)
Ginnie Mae 2011-146
EI, 5.000%,
11/16/2041 194,356
0.0
945,000  Ginnie Mae 2011-151
PY, 3.000%,
11/20/2041 832,139
0.1
11,202  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 11,330
0.0
80,575
(1)
Ginnie Mae 2011-
169 BG, 5.450%,
04/16/2039 81,030
0.0
3,575,921  Ginnie Mae 2011-25 Z,
4.000%,
02/20/2041 3,530,976
0.3
967,568  Ginnie Mae 2011-
59 QC, 4.000%,
12/20/2040 960,224
0.1
1,476,577  Ginnie Mae 2011-89 Z,
3.500%,
06/20/2041 1,406,138
0.1
239,139
(1)
Ginnie Mae 2011-H01
AF, 4.564%, (TSFR1M
+ 0.564%),
11/20/2060 239,097
0.0
568,454
(1)
Ginnie Mae 2011-H03
FA, 4.614%, (TSFR1M
+ 0.614%),
01/20/2061 568,765
0.1
97,188
(1)
Ginnie Mae 2011-H07
FA, 4.614%, (TSFR1M
+ 0.614%),
02/20/2061 97,248
0.0
60,309
(1)
Ginnie Mae 2011-H08
FD, 4.614%, (TSFR1M
+ 0.614%),
02/20/2061 60,347
0.0
282,362
(1)
Ginnie Mae 2011-H09
AF, 4.614%, (TSFR1M
+ 0.614%),
03/20/2061 282,518
0.0
516,339
(1)
Ginnie Mae 2011-H19
FA, 4.584%, (TSFR1M
+ 0.584%),
08/20/2061 516,430
0.1
189,943
(1)
Ginnie Mae 2011-H21
FT, 4.360%, (H15T1Y +
0.700%),
10/20/2061 190,188
0.0
227,454
(2)
Ginnie Mae 2012-103
IC, 3.500%,
08/16/2040 3,445
0.0
162,250
(2)
Ginnie Mae 2012-124
MI, 4.000%,
03/20/2042 13,636
0.0
9,246,558
(2)
Ginnie Mae 2012-136
BI, 3.500%,
11/20/2042 1,459,263
0.1
93,768
(1)(2)
Ginnie Mae 2012-
34 MS, 2.851%,
(-1.000*TSFR1M +
6.586%),
04/16/2041 3,301
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,740,689
(1)(2)
Ginnie Mae 2012-
48 SA, 2.801%,
(-1.000*TSFR1M +
6.536%),
04/16/2042 $ 205,932
0.0
2,279,351
(1)(2)
Ginnie Mae 2012-
60 SG, 2.251%,
(-1.000*TSFR1M +
5.986%),
05/16/2042 207,491
0.0
434,722
(1)(2)
Ginnie Mae 2012-
93 NS, 2.252%,
(-1.000*TSFR1M +
5.986%),
07/20/2042 37,488
0.0
422,452
(2)
Ginnie Mae 2012-98
EI, 4.000%,
04/20/2041 32,728
0.0
671,988
(1)
Ginnie Mae 2012-H06
FS, 4.814%, (TSFR1M
+ 0.814%),
03/20/2062 674,413
0.1
78,623
(1)
Ginnie Mae 2012-H11
FA, 4.814%, (TSFR1M
+ 0.814%),
02/20/2062 78,900
0.0
63,542
(1)
Ginnie Mae 2012-H11
GA, 4.694%, (TSFR1M
+ 0.694%),
05/20/2062 63,649
0.0
323,403
(1)
Ginnie Mae 2012-H11
VA, 4.764%, (TSFR1M
+ 0.764%),
05/20/2062 324,736
0.0
312,572
(1)
Ginnie Mae 2012-H12
FA, 4.664%, (TSFR1M
+ 0.664%),
04/20/2062 311,040
0.0
78,665
(1)
Ginnie Mae 2012-H14
FK, 4.694%, (TSFR1M
+ 0.694%),
07/20/2062 78,760
0.0
65,550
(1)
Ginnie Mae 2012-H29
FA, 4.629%, (TSFR1M
+ 0.629%),
10/20/2062 65,597
0.0
371,600
(1)
Ginnie Mae 2012-H30
GA, 4.464%, (TSFR1M
+ 0.464%),
12/20/2062 371,255
0.0
881,179  Ginnie Mae 2013-119
TZ, 3.000%,
08/20/2043 801,699
0.1
7,000,000  Ginnie Mae 2013-
147 BE, 4.000%,
12/20/2039 6,702,727
0.6
1,626,899  Ginnie Mae 2013-167
Z, 3.000%,
10/16/2043 1,539,444
0.2
1,900,000
(2)
Ginnie Mae 2013-186
UI, 2.500%,
11/20/2043 226,268
0.0
349,300
(2)
Ginnie Mae 2013-186
VI, 4.000%,
12/20/2042 45,919
0.0
2,412,899  Ginnie Mae 2013-186
ZE, 2.500%,
12/16/2043 2,145,509
0.2
1,389,595
(2)
Ginnie Mae 2013-20
LI, 4.500%,
12/16/2042 126,342
0.0
1,247,521
(2)
Ginnie Mae 2013-23
IO, 3.500%,
02/20/2043 193,335
0.0
454,008
(1)(2)
Ginnie Mae 2013-
88 AI, 1.863%,
(-1.000*TSFR1M +
5.736%),
06/20/2043 35,199
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
819,859
(1)(2)
Ginnie Mae 2013-
99 SK, 1.913%,
(-1.000*TSFR1M +
5.786%),
07/20/2043 $ 54,086
0.0
295,867
(1)
Ginnie Mae 2013-H02
FD, 4.454%, (TSFR1M
+ 0.454%),
12/20/2062 295,392
0.0
44,080
(1)
Ginnie Mae 2013-H07
HA, 4.524%, (TSFR1M
+ 0.524%),
03/20/2063 44,042
0.0
183,659
(1)
Ginnie Mae 2013-H10
FT, 4.110%, (H15T1Y +
0.450%),
04/20/2063 183,291
0.0
280,288
(1)
Ginnie Mae 2013-H14
FC, 4.584%, (TSFR1M
+ 0.584%),
06/20/2063 280,333
0.0
102,880
(1)
Ginnie Mae 2013-H14
FD, 4.584%, (TSFR1M
+ 0.584%),
06/20/2063 102,891
0.0
111,694
(1)
Ginnie Mae 2013-H14
FG, 4.584%, (TSFR1M
+ 0.584%),
05/20/2063 111,713
0.0
96,272
(1)
Ginnie Mae 2013-H17
FA, 4.664%, (TSFR1M
+ 0.664%),
07/20/2063 96,415
0.0
25,792
(1)
Ginnie Mae 2013-H18
EA, 4.614%, (TSFR1M
+ 0.614%),
07/20/2063 25,811
0.0
246,827
(1)
Ginnie Mae 2013-H18
FA, 4.614%, (TSFR1M
+ 0.614%),
06/20/2063 246,971
0.0
456,890
(1)
Ginnie Mae 2013-H19
DF, 4.764%, (TSFR1M
+ 0.764%),
05/20/2063 457,243
0.1
299,199
(1)
Ginnie Mae 2013-H20
FB, 5.114%, (TSFR1M
+ 1.114%),
08/20/2063 302,234
0.0
26,945
(1)
Ginnie Mae 2013-H21
FB, 4.814%, (TSFR1M
+ 0.814%),
09/20/2063 27,016
0.0
134,316
(1)
Ginnie Mae 2013-H22
FB, 4.814%, (TSFR1M
+ 0.814%),
08/20/2063 134,781
0.0
248,834
(1)
Ginnie Mae 2013-H22
FT, 4.310%, (H15T1Y +
0.650%),
04/20/2063 249,000
0.0
152,424
(1)
Ginnie Mae 2013-H23
FA, 5.414%, (TSFR1M
+ 1.414%),
09/20/2063 153,836
0.0
1,354,879
(1)(2)
Ginnie Mae 2014-
107 XS, 1.751%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 107,132
0.0
2,793,200  Ginnie Mae 2014-
115 EM, 4.000%,
08/20/2044 2,678,441
0.3
1,917,974  Ginnie Mae 2014-118
ZP, 4.000%,
08/20/2044 1,838,624
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
857,778
(1)(2)
Ginnie Mae 2014-
129 WS, 1.913%,
(-1.000*TSFR1M +
5.786%),
09/20/2044 $ 61,107
0.0
1,850,316  Ginnie Mae 2014-149
KL, 4.000%,
10/16/2044 1,686,073
0.2
599,546
(1)(2)
Ginnie Mae 2014-
161 WS, 1.913%,
(-1.000*TSFR1M +
5.786%),
11/20/2044 44,557
0.0
741,845
(2)
Ginnie Mae 2014-183
IM, 5.000%,
06/20/2035 106,351
0.0
936,246
(1)(2)
Ginnie Mae 2014-
30 ES, 1.152%,
(-1.000*TSFR1M +
4.886%),
03/20/2040 53,651
0.0
649,004
(1)(2)
Ginnie Mae 2014-
96 SQ, 1.751%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 52,203
0.0
1,418,781
(2)
Ginnie Mae 2014-99
IO, 4.500%,
06/20/2044 281,257
0.0
224,119
(1)
Ginnie Mae 2014-H04
FB, 4.764%, (TSFR1M
+ 0.764%),
02/20/2064 224,706
0.0
304,466
(1)
Ginnie Mae 2014-H05
FB, 4.714%, (TSFR1M
+ 0.714%),
12/20/2063 305,049
0.0
181,838
(1)
Ginnie Mae 2014-H06
FA, 4.684%, (TSFR1M
+ 0.684%),
03/20/2064 182,123
0.0
70,434
(1)
Ginnie Mae 2014-H06
HB, 4.764%, (TSFR1M
+ 0.764%),
03/20/2064 70,657
0.0
446,546
(1)
Ginnie Mae 2014-H21
FA, 4.764%, (TSFR1M
+ 0.764%),
10/20/2064 447,359
0.0
7,565,226
(1)
Ginnie Mae 2015-10
Q, 2.433%,
10/20/2044 6,696,398
0.6
130,000  Ginnie Mae 2015-123
GY, 3.000%,
09/20/2045 103,031
0.0
2,364,266
(1)(2)
Ginnie Mae 2015-
141 IX, 0.311%,
(-1.000*TSFR1M +
2.060%),
06/20/2045 30,084
0.0
15,125,000  Ginnie Mae 2015-143
B, 3.500%,
04/20/2045 13,957,040
1.3
1,468,307
(2)
Ginnie Mae 2015-149
IL, 4.500%,
10/20/2045 304,007
0.0
682,887
(2)
Ginnie Mae 2015-157
PI, 4.000%,
03/20/2044 56,883
0.0
1,878,971  Ginnie Mae 2015-165
ZA, 3.500%,
07/20/2045 1,762,730
0.2
4,638,758  Ginnie Mae 2015-64
ZH, 2.500%,
05/16/2045 4,138,584
0.4
270,915
(1)
Ginnie Mae 2015-H03
FA, 4.614%, (TSFR1M
+ 0.614%),
12/20/2064 271,067
0.0
313,959
(1)
Ginnie Mae 2015-H06
FA, 4.594%, (TSFR1M
+ 0.594%),
02/20/2065 314,047
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
365,218
(1)
Ginnie Mae 2015-H08
FC, 4.594%, (TSFR1M
+ 0.594%),
03/20/2065 $ 365,327
0.0
458,901
(1)
Ginnie Mae 2015-H10
FH, 4.714%, (TSFR1M
+ 0.714%),
04/20/2065 459,408
0.1
39,888
(1)
Ginnie Mae 2015-H12
FA, 4.594%, (TSFR1M
+ 0.594%),
05/20/2065 39,899
0.0
88,955
(1)
Ginnie Mae 2015-H14
FB, 4.544%, (TSFR1M
+ 0.544%),
05/20/2065 88,931
0.0
265,623
(1)
Ginnie Mae 2015-H18
FB, 4.714%, (TSFR1M
+ 0.714%),
07/20/2065 265,929
0.0
261,304
(1)
Ginnie Mae 2015-H20
FB, 4.714%, (TSFR1M
+ 0.714%),
08/20/2065 261,624
0.0
480,143
(1)
Ginnie Mae 2015-H22
FC, 4.714%, (TSFR1M
+ 0.714%),
09/20/2065 480,733
0.1
70,505
(1)
Ginnie Mae 2015-H26
FC, 4.714%, (TSFR1M
+ 0.714%),
08/20/2065 70,649
0.0
312,412
(1)
Ginnie Mae 2015-H26
FG, 4.634%, (TSFR1M
+ 0.634%),
10/20/2065 312,669
0.0
136,793
(1)
Ginnie Mae 2015-H31
FT, 4.764%, (TSFR1M +
0.764%),
11/20/2065 137,187
0.0
8,067,752
(2)
Ginnie Mae 2016-120
IM, 3.500%,
07/20/2046 902,471
0.1
3,820,204
(2)
Ginnie Mae 2016-145
IU, 3.500%,
10/20/2046 666,689
0.1
5,692,606
(1)(2)
Ginnie Mae 2016-
20 BS, 2.252%,
(-1.000*TSFR1M +
5.986%),
02/20/2046 645,850
0.1
1,981,697
(1)
Ginnie Mae 2016-5
AB, 4.690%,
01/20/2046 2,015,599
0.2
3,462,406  Ginnie Mae 2016-69
B, 3.000%,
05/20/2046 3,140,400
0.3
64,844
(1)
Ginnie Mae 2016-H01
FL, 4.764%, (TSFR1M
+ 0.764%),
12/20/2065 65,024
0.0
496,601
(1)
Ginnie Mae 2016-H02
FH, 5.114%, (TSFR1M
+ 1.114%),
01/20/2066 499,547
0.1
96,235
(1)
Ginnie Mae 2016-H03
FB, 4.764%, (TSFR1M
+ 0.764%),
01/20/2066 96,487
0.0
474,971
(1)
Ginnie Mae 2016-H09
FB, 5.014%, (TSFR1M
+ 1.014%),
04/20/2066 477,208
0.1
266,525
(1)
Ginnie Mae 2016-H11
FE, 4.964%, (TSFR1M
+ 0.964%),
04/20/2066 267,680
0.0
189,298
(1)
Ginnie Mae 2016-H13
FD, 4.110%, (H15T1Y +
0.450%),
05/20/2066 188,912
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,845
(1)
Ginnie Mae 2016-H13
FT, 4.694%, (TSFR1M +
0.694%),
05/20/2066 $ 21,878
0.0
53,744
(1)
Ginnie Mae 2016-H20
FG, 4.814%, (TSFR1M
+ 0.814%),
08/20/2066 53,920
0.0
4,114,325  Ginnie Mae 2017-
107 QZ, 3.000%,
08/20/2045 3,506,415
0.3
1,000,000  Ginnie Mae 2017-
117 BE, 2.500%,
08/20/2047 845,729
0.1
1,000,000  Ginnie Mae 2017-
117 NG, 2.500%,
08/20/2047 827,058
0.1
1,816,329  Ginnie Mae 2017-122
CZ, 3.000%,
08/20/2047 1,449,978
0.1
1,558,287
(2)
Ginnie Mae 2017-123
IO, 5.000%,
08/16/2047 328,174
0.0
2,890,000  Ginnie Mae 2017-162
PL, 3.000%,
10/20/2047 2,274,705
0.2
750,000  Ginnie Mae 2017-163
YA, 2.500%,
11/20/2047 637,721
0.1
10,000,000  Ginnie Mae 2017-
180 QB, 2.500%,
12/20/2047 8,757,375
0.8
988,522  Ginnie Mae 2017-
56 HM, 3.000%,
12/20/2046 921,147
0.1
5,478,493  Ginnie Mae 2017-56
JZ, 3.000%,
04/20/2047 4,744,816
0.4
355,686
(1)
Ginnie Mae 2017-H07
FG, 4.574%, (TSFR1M
+ 0.574%),
02/20/2067 355,687
0.0
386,756
(1)
Ginnie Mae 2017-H14
FV, 4.614%, (TSFR1M
+ 0.614%),
06/20/2067 386,983
0.0
440,285
(1)
Ginnie Mae 2017-H17
FG, 4.614%, (TSFR1M
+ 0.614%),
08/20/2067 440,541
0.0
130,041
(1)
Ginnie Mae 2017-H19
FA, 4.564%, (TSFR1M
+ 0.564%),
08/20/2067 130,021
0.0
1,088,718  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 1,020,816
0.1
387,598  Ginnie Mae 2018-163
DZ, 4.500%,
11/20/2048 356,838
0.0
486,378
(2)
Ginnie Mae 2018-78
IC, 4.000%,
02/20/2047 68,951
0.0
1,000,000  Ginnie Mae 2018-91
JN, 3.000%,
07/20/2048 811,254
0.1
60,302
(1)
Ginnie Mae 2018-H07
FE, 4.464%, (TSFR1M
+ 0.464%),
02/20/2068 60,167
0.0
10,598,746  Ginnie Mae 2019-1 LZ,
3.500%,
01/20/2049 9,154,028
0.9
1,350,756  Ginnie Mae 2019-1 Z,
4.000%,
01/20/2049 1,277,847
0.1
2,329,183
(1)
Ginnie Mae 2019-100
FD, 4.248%, (TSFR1M
+ 0.514%),
08/20/2049 2,291,461
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,754,366  Ginnie Mae 2019-
123 CA, 3.000%,
10/20/2049 $ 7,964,969
0.7
635,397
(2)
Ginnie Mae 2019-29
AI, 5.000%,
07/20/2048 144,244
0.0
10,015,765
(2)
Ginnie Mae 2019-56
YI, 5.000%,
05/20/2049 2,423,385
0.2
109,899  Ginnie Mae 2019-
71 EN, 4.000%,
06/20/2049 91,069
0.0
149,707
(1)
Ginnie Mae 2019-H10
FM, 4.514%, (TSFR1M
+ 0.514%),
05/20/2069 149,582
0.0
447,860
(1)
Ginnie Mae 2019-H19
FB, 4.564%, (TSFR1M
+ 0.564%),
11/20/2069 447,810
0.0
16,131,765
(2)
Ginnie Mae 2020-47
LI, 3.500%,
04/20/2050 3,125,267
0.3
2,434,436
(1)(2)
Ginnie Mae 2020-
62 KS, 2.302%,
(-1.000*TSFR1M +
6.036%),
05/20/2050 294,498
0.0
15,812,343
(2)
Ginnie Mae 2020-63
BI, 3.500%,
05/20/2035 1,564,668
0.2
125,477
(1)
Ginnie Mae 2020-H01
FT, 4.160%, (H15T1Y +
0.500%),
01/20/2070 125,302
0.0
6,969,735
(1)(2)
Ginnie Mae 2021-
58 SB, 2.452%,
(-1.000*TSFR1M +
6.186%),
04/20/2051 853,794
0.1
4,788,859
(2)
Ginnie Mae 2021-74
KI, 3.000%,
04/20/2051 722,618
0.1
13,072,897
(1)(2)
Ginnie Mae 2021-
77 SK, 0.286%,
(-1.000*TSFR1M +
3.186%),
05/20/2051 160,457
0.0
114,682
(1)
Ginnie Mae 2021-H09
Z, 3.099%,
10/20/2066 107,401
0.0
400,000  Ginnie Mae 2022-
136 PB, 4.000%,
08/20/2052 340,256
0.0
12,390,818  Ginnie Mae 2022-
205 ZG, 5.500%,
12/20/2052 12,448,201
1.2
2,346,452  Ginnie Mae 2022-47
EB, 3.000%,
03/20/2037 2,020,368
0.2
833,276
(1)
Ginnie Mae 2023-111
FC, 5.068%, (SOFR30A
+ 1.150%),
08/20/2053 836,524
0.1
7,175,205  Ginnie Mae 2023-111
ZL, 6.000%,
08/20/2053 7,347,006
0.7
849,053  Ginnie Mae 2023-
112 MZ, 6.000%,
08/20/2053 883,998
0.1
13,090,150  Ginnie Mae 2023-
116 QZ, 6.000%,
08/20/2053 13,495,665
1.3
18,792,129  Ginnie Mae 2023-149
EZ, 6.000%,
09/20/2063 19,537,707
1.8
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,003,804  Ginnie Mae 2023-149
HZ, 6.000%,
10/20/2053 $ 8,426,698
0.8
1,250,802  Ginnie Mae 2023-189
AY, 6.000%,
12/20/2053 1,295,133
0.1
2,044,227  Ginnie Mae 2024-127
ZC, 5.500%,
12/20/2052 2,070,020
0.2
4,370,030
(1)
Ginnie Mae 2024-183
FB, 5.068%, (SOFR30A
+ 1.150%),
11/20/2054 4,385,657
0.4
8,390,855  Ginnie Mae 2024-20
KZ, 6.000%,
02/20/2054 8,572,736
0.8
6,635,025  Ginnie Mae 2024-20
VZ, 5.500%,
09/20/2053 6,848,221
0.6
6,154,000  Ginnie Mae 2024-61
CY, 6.000%,
04/20/2054 6,281,844
0.6
6,897,664  Ginnie Mae 2025-1
DY, 5.000%,
01/20/2055 6,733,764
0.6
8,113,044
(1)
Ginnie Mae 2025-1 FJ,
5.218%, (SOFR30A +
1.300%),
01/20/2055 8,166,773
0.8
6,421,180
(1)
Ginnie Mae 2025-1
GF, 5.218%, (SOFR30A
+ 1.300%),
01/20/2055 6,467,202
0.6
19,475,495
(1)
Ginnie Mae 2025-101
LF, 5.168%, (SOFR30A
+ 1.250%),
06/20/2055 19,600,958
1.8
14,887,565
(1)
Ginnie Mae 2025-120
FG, 5.168%, (SOFR30A
+ 1.250%),
07/20/2055 14,994,363
1.4
12,117,551
(1)
Ginnie Mae 2025-134
EF, 5.018%, (SOFR30A
+ 1.100%),
08/20/2055 12,149,762
1.1
9,897,706
(1)
Ginnie Mae 2025-135
FD, 5.118%, (SOFR30A
+ 1.200%),
08/20/2055 9,951,401
0.9
4,968,024
(1)
Ginnie Mae 2025-139
BF, 5.118%, (SOFR30A
+ 1.200%),
08/20/2055 4,991,592
0.5
211,978  Ginnie Mae 2025-25
PZ, 7.000%,
02/20/2055 229,295
0.0
2,631,653
(1)
Ginnie Mae 2025-27
FG, 5.118%, (SOFR30A
+ 1.200%),
02/20/2055 2,644,357
0.3
10,745,000  Ginnie Mae 2025-6
EB, 5.500%,
01/20/2055 11,042,059
1.0
22,754,877
(1)
Ginnie Mae 2025-9
FE, 5.168%, (SOFR30A
+ 1.250%),
01/20/2055 22,860,837
2.1
9,841,879
(1)
Ginnie Mae 2025-90
FA, 5.218%, (SOFR30A
+ 1.300%),
05/20/2055 9,918,467
0.9
1,087,005
(1)
Seasoned Credit Risk
Transfer Trust Series
2018-2 HA, 3.000%,
11/25/2057 1,038,358
0.1
3,432,425  Seasoned Credit Risk
Transfer Trust Series
2019-1 M55D, 4.000%,
07/25/2058 3,293,394
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,513,052  Seasoned Credit Risk
Transfer Trust Series
2019-3 M55D, 4.000%,
10/25/2058 $ 1,433,201
0.1
7,955,000  Seasoned Loans
Structured Transaction
Series 2019-1 A2,
3.500%,
05/25/2029 7,764,313
0.7
2,500,111  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 2,409,233
0.2
838,385  Vendee Mortgage Trust
2003-2 Z, 5.000%,
05/15/2033 849,281
0.1
1,973,817  Vendee Mortgage Trust
2011-2 DZ, 3.750%,
10/15/2041 1,863,913
0.2
17,288,330
(1)(2)
Vendee Mortgage Trust
2011-2 IO, 0.375%,
10/15/2041 280,481
0.0
Total Collateralized
Mortgage Obligations
(Cost $677,715,436)
644,838,260
60.0
U.S. GOVERNMENT AGENCY OBLIGATIONS : 57.0%
Federal Home Loan Bank Discount Notes : 0.5%
1,675,000
(4)
3.430
%,
01/16/2026 1,672,395
0.1
3,100,000
(4)
3.550
%,
01/02/2026 3,099,397
0.3
855,000
(4)
3.550
%,
01/15/2026 853,753
0.1
5,625,545
0.5
Federal Home Loan Mortgage Corporation : 1.0%
(5)
544,455
3.500
%,
07/01/2047 514,532
0.1
1,204,240
3.500
%,
12/01/2047 1,135,917
0.1
2,276,879
3.500
%,
03/01/2048 2,154,203
0.2
2,556,129
3.500
%,
11/01/2048 2,417,663
0.2
758,004
4.000
%,
07/01/2047 734,390
0.1
293,834
4.500
%,
08/01/2047 292,347
0.0
297,736
5.000
%,
11/01/2035 306,214
0.0
15,301
5.000
%,
12/01/2035 15,741
0.0
6,601
5.000
%,
01/01/2038 6,799
0.0
7,048
5.000
%,
03/01/2038 7,260
0.0
29,724
5.000
%,
03/01/2038 30,617
0.0
87,978
5.000
%,
02/01/2039 89,200
0.0
320,774
5.000
%,
07/01/2039 330,421
0.1
95,064
5.000
%,
01/01/2040 97,923
0.0
345,518
5.000
%,
04/01/2040 354,033
0.1
1,132,769
5.000
%,
10/01/2040 1,166,857
0.1
136,779
5.000
%,
05/01/2041 140,265
0.0
111,838
5.290
%,
10/01/2037 116,135
0.0
3,545
5.410
%,
08/01/2037 3,545
0.0
29,419
5.440
%,
01/01/2037 30,741
0.0
24,539
5.440
%,
09/01/2037 25,536
0.0
22,984
5.440
%,
02/01/2038 23,999
0.0
83,860
5.450
%,
12/01/2037 86,931
0.0
106,126
5.450
%,
12/01/2037 109,623
0.0
27,654
5.460
%,
08/01/2037 28,843
0.0
30,829
5.460
%,
01/01/2038 31,909
0.0
44,348
5.500
%,
08/01/2037 46,019
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
73,222
5.500
%,
11/01/2037 $ 76,077
0.0
29,084
5.620
%,
12/01/2036 30,339
0.0
51,443
5.620
%,
08/01/2037 53,576
0.0
60,071
5.625
%,
12/01/2036 62,636
0.0
67,242
5.625
%,
01/01/2037 68,271
0.0
77,343
5.625
%,
03/01/2037 80,697
0.0
73,571
5.625
%,
06/01/2037 76,522
0.0
34,584
5.625
%,
02/01/2038 36,082
0.0
236,778
5.750
%,
09/01/2037 247,131
0.0
47,577
5.750
%,
10/01/2037 49,707
0.0
76,956
6.090
%,
12/01/2037 80,203
0.0
1,772
7.500
%,
01/01/2030 1,824
0.0
11,160,728
1.0
Federal National Mortgage Association : 0.6%
(5)
55,409
3.125
%,
11/01/2041 52,818
0.0
22,359
3.250
%,
04/01/2041 22,344
0.0
80,895
3.475
%,
10/01/2041 78,556
0.0
60,468
3.750
%,
09/01/2041 59,432
0.0
54,358
3.750
%,
10/01/2041 53,184
0.0
3,732,015
4.000
%,
07/01/2056 3,498,253
0.4
510,881
4.500
%,
09/01/2047 509,952
0.1
74,094
5.290
%,
09/01/2037 74,616
0.0
209,570
5.290
%,
11/01/2037 211,836
0.0
65,267
5.290
%,
12/01/2037 65,160
0.0
101,095
5.290
%,
04/01/2038 101,848
0.0
8,977
5.350
%,
04/01/2029 8,998
0.0
54,219
5.390
%,
05/01/2038 54,656
0.0
103,951
5.440
%,
08/01/2047 105,786
0.0
151,095
5.440
%,
08/01/2047 153,866
0.0
159,271
5.440
%,
08/01/2047 162,211
0.0
161,691
5.440
%,
09/01/2047 164,681
0.0
252,409
5.440
%,
10/01/2047 257,401
0.1
51,256
5.620
%,
12/01/2036 51,880
0.0
94,182
5.890
%,
08/01/2047 96,073
0.0
100,418
5.890
%,
10/01/2047 102,434
0.0
1,503
6.600
%,
07/01/2027 1,501
0.0
5,887,486
0.6
Government National Mortgage Association : 52.8%
4,032,755
2.000
%,
08/20/2050 3,345,192
0.3
18,851,062
2.000
%,
12/20/2050 15,630,268
1.5
15,724,380
2.000
%,
01/20/2051 13,038,447
1.2
13,256,287
2.000
%,
02/20/2051 10,991,387
1.0
6,106,044
2.000
%,
06/20/2051 5,062,798
0.5
10,791,112
2.000
%,
08/20/2051 8,947,399
0.8
3,076,025
2.000
%,
10/20/2051 2,550,471
0.3
2,147,174
2.000
%,
11/20/2051 1,780,319
0.2
39,850,668
2.000
%,
03/20/2052 33,041,992
3.1
8,062,589
2.500
%,
12/20/2050 6,943,307
0.7
19,226,267
2.500
%,
03/20/2051 16,605,274
1.6
14,514,827
2.500
%,
04/20/2051 12,536,561
1.2
14,401,434
2.500
%,
05/20/2051 12,438,089
1.2
3,315,203
2.500
%,
08/20/2051 2,863,212
0.3
22,035,322
2.500
%,
10/20/2051 19,030,955
1.8
3,324,086
2.500
%,
12/20/2051 2,870,856
0.3
111,789
3.000
%,
12/15/2041 104,557
0.0
74,551
3.000
%,
01/15/2042 67,815
0.0
148,336
3.000
%,
01/15/2042 138,593
0.0
148,741
3.000
%,
01/15/2042 138,876
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
365,409
3.000
%,
02/15/2042 $ 337,554
0.0
133,161
3.000
%,
03/15/2042 123,109
0.0
121,266
3.000
%,
04/15/2042 110,361
0.0
49,926
3.000
%,
05/15/2042 46,583
0.0
39,592
3.000
%,
06/15/2042 36,325
0.0
13,248,155
3.000
%,
04/20/2045 12,118,940
1.1
229,981
3.000
%,
11/20/2045 206,892
0.0
53,768
3.000
%,
12/20/2045 48,503
0.0
70,598
3.000
%,
12/20/2045 63,745
0.0
83,998
3.000
%,
12/20/2045 75,720
0.0
43,546
3.000
%,
01/20/2046 39,326
0.0
1,647,178
3.000
%,
02/20/2050 1,458,307
0.2
2,254,670
3.000
%,
10/20/2051 2,029,933
0.2
20,128,850
3.000
%,
10/20/2051 17,815,097
1.7
1,227,141
3.000
%,
01/20/2052 1,105,762
0.1
6,869,316
3.000
%,
03/20/2052 6,136,918
0.6
3,197,815
3.000
%,
04/20/2052 2,879,069
0.3
43,685
3.250
%,
03/15/2041 40,562
0.0
216,806
3.250
%,
04/15/2041 201,698
0.0
64,508
3.250
%,
05/15/2041 60,070
0.0
273,372
3.250
%,
06/15/2041 254,327
0.0
52,035
3.250
%,
07/15/2041 48,220
0.0
313,291
3.250
%,
07/15/2041 290,911
0.0
533,355
3.250
%,
08/15/2041 494,944
0.1
165,519
3.250
%,
09/15/2041 154,114
0.0
222,107
3.250
%,
09/15/2041 206,798
0.0
36,365
3.250
%,
11/15/2041 33,700
0.0
123,215
3.250
%,
11/15/2041 114,720
0.0
57,499
3.250
%,
12/15/2041 53,534
0.0
34,004
3.250
%,
04/15/2042 31,511
0.0
23,649
3.250
%,
06/15/2042 22,062
0.0
69,801
3.250
%,
06/15/2042 64,683
0.0
686,586
3.500
%,
04/20/2043 646,850
0.1
802,785
3.500
%,
06/20/2045 734,967
0.1
2,985,107
3.500
%,
03/20/2047 2,797,531
0.3
385,499
3.500
%,
07/20/2047 358,277
0.0
682,211
3.500
%,
07/20/2047 629,192
0.1
16,341,343
3.500
%,
12/20/2047 15,037,676
1.4
5,789,358
3.500
%,
01/20/2048 5,339,557
0.5
2,182,136
3.500
%,
02/20/2048 2,018,674
0.2
4,383,142
3.500
%,
02/20/2048 3,999,222
0.4
3,464,138
3.500
%,
03/20/2052 3,194,061
0.3
42,759
3.650
%,
12/15/2040 40,525
0.0
10,472
3.750
%,
09/15/2041 10,370
0.0
213,720
3.750
%,
09/15/2041 203,432
0.0
60,853
3.750
%,
10/15/2041 58,219
0.0
89,311
3.750
%,
10/15/2041 85,223
0.0
1,487,977
3.750
%,
05/20/2042 1,386,140
0.1
2,193,809
3.750
%,
05/20/2042 2,026,085
0.2
76,490
3.900
%,
10/15/2041 73,544
0.0
35,465
4.000
%,
05/20/2033 34,553
0.0
231,577
4.000
%,
05/20/2034 229,442
0.0
269,220
4.000
%,
07/20/2034 266,632
0.0
269,989
4.000
%,
07/20/2034 268,284
0.0
58,105
4.000
%,
08/20/2035 56,986
0.0
517,632
4.000
%,
09/20/2040 492,471
0.1
812,502
4.000
%,
07/20/2041 779,795
0.1
3,461,391
4.000
%,
08/20/2042 3,366,483
0.3
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
97,533
4.000
%,
09/15/2042 $ 94,587
0.0
528,347
4.000
%,
10/20/2043 503,245
0.1
1,056,184
4.000
%,
12/20/2044 1,011,161
0.1
872,139
4.000
%,
01/20/2045 834,972
0.1
237,919
4.000
%,
06/20/2045 230,143
0.0
980,450
4.000
%,
07/20/2045 948,406
0.1
1,086,641
4.000
%,
09/20/2045 1,050,537
0.1
58,864
4.000
%,
12/20/2045 56,910
0.0
176,625
4.000
%,
01/20/2046 169,981
0.0
2,113,784
4.000
%,
01/20/2046 2,034,271
0.2
50,627
4.000
%,
02/20/2046 48,927
0.0
1,221,147
4.000
%,
03/20/2046 1,175,210
0.1
601,626
4.000
%,
04/20/2046 581,208
0.1
260,732
4.000
%,
08/20/2046 251,789
0.0
969,411
4.000
%,
09/20/2047 916,756
0.1
7,339,887
4.000
%,
06/20/2052 6,999,819
0.7
9,747,181
4.000
%,
01/20/2055 9,216,929
0.9
55,737
4.114
%,
01/20/2065 55,123
0.0
4,109
4.324
%,
10/20/2067 4,097
0.0
8,313
4.373
%,
02/20/2068 8,295
0.0
2,976
4.386
%,
04/20/2066 2,944
0.0
132,326
4.390
%,
02/20/2065 132,042
0.0
97,359
4.450
%,
07/15/2040 93,829
0.0
54,691
4.450
%,
09/15/2040 53,034
0.0
3,074
4.462
%,
04/20/2065 3,073
0.0
101,898
4.465
%,
01/20/2065 101,603
0.0
3,994
4.500
%,
07/20/2036 4,016
0.0
308,057
4.500
%,
10/15/2039 314,506
0.0
214,754
4.500
%,
11/15/2039 215,033
0.0
223,001
4.500
%,
11/15/2039 223,841
0.0
66,841
4.500
%,
12/15/2039 66,526
0.0
169,315
4.500
%,
01/15/2040 169,170
0.0
21,127
4.500
%,
01/20/2040 20,876
0.0
802,570
4.500
%,
02/15/2040 797,577
0.1
45,001
4.500
%,
06/15/2040 44,490
0.0
19,758
4.500
%,
07/20/2040 19,524
0.0
62,244
4.500
%,
08/20/2040 61,735
0.0
440,503
4.500
%,
09/20/2041 443,677
0.1
157,303
4.500
%,
10/20/2048 156,006
0.0
73,913
4.500
%,
11/20/2048 73,271
0.0
2,244,997
4.500
%,
12/20/2048 2,225,493
0.2
55,749
4.500
%,
01/20/2049 55,285
0.0
3,915,261
4.500
%,
02/20/2049 3,880,448
0.4
190,099
4.500
%,
03/20/2049 188,409
0.0
30,826
4.500
%,
05/20/2049 30,466
0.0
3,467,441
4.500
%,
11/20/2049 3,396,995
0.3
4,301,188
4.500
%,
12/20/2049 4,260,067
0.4
600,917
4.500
%,
01/20/2053 589,405
0.1
20,687
4.580
%,
01/20/2034 20,559
0.0
32,227
4.580
%,
03/20/2034 32,106
0.0
25,401
4.580
%,
04/20/2034 25,225
0.0
32,794
4.580
%,
04/20/2034 32,669
0.0
29,160
4.683
%,
10/20/2064 29,227
0.0
471
4.700
%,
06/20/2061 467
0.0
2,081
4.700
%,
09/20/2062 2,082
0.0
3,721
4.700
%,
09/20/2064 3,685
0.0
11,119
4.700
%,
09/20/2064 11,124
0.0
180,503
4.750
%,
06/15/2029 181,715
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
36,828
4.750
%,
01/15/2030 $ 37,097
0.0
38,302
4.750
%,
06/20/2033 38,201
0.0
12,376
4.750
%,
07/20/2033 12,354
0.0
22,029
4.750
%,
07/20/2033 21,685
0.0
34,527
4.750
%,
07/20/2033 34,436
0.0
19,254
4.750
%,
08/20/2033 19,208
0.0
34,317
4.750
%,
08/20/2033 34,227
0.0
22,280
4.750
%,
10/20/2033 22,221
0.0
17,992
4.750
%,
11/20/2033 17,945
0.0
16,180
4.750
%,
12/20/2033 16,137
0.0
113,733
4.750
%,
09/15/2034 113,570
0.0
14,727
4.920
%,
04/20/2033 14,518
0.0
32,568
4.920
%,
04/20/2033 32,518
0.0
7,866
4.920
%,
05/20/2033 7,840
0.0
19,483
4.920
%,
05/20/2033 19,452
0.0
21,422
4.920
%,
05/20/2033 21,388
0.0
238,755
5.000
%,
04/20/2030 241,483
0.0
106,745
5.000
%,
07/15/2033 106,925
0.0
19,223
5.000
%,
03/15/2034 19,296
0.0
26,465
5.000
%,
01/15/2035 26,883
0.0
6,170
5.000
%,
03/15/2035 6,286
0.0
31,880
5.000
%,
03/15/2035 31,518
0.0
13,729
5.000
%,
04/15/2035 13,801
0.0
102,080
5.000
%,
04/15/2035 104,425
0.0
9,333
5.000
%,
05/15/2035 9,580
0.0
25,190
5.000
%,
05/20/2035 25,798
0.0
144,747
5.000
%,
11/20/2035 148,468
0.0
73,522
5.000
%,
04/20/2036 75,232
0.0
11,947
5.000
%,
08/20/2038 12,102
0.0
142,310
5.000
%,
10/20/2038 143,110
0.0
25,302
5.000
%,
11/20/2038 25,445
0.0
95,630
5.000
%,
01/20/2039 97,459
0.0
29,891
5.000
%,
02/15/2039 30,710
0.0
89,635
5.000
%,
03/15/2039 93,076
0.0
332,725
5.000
%,
11/15/2039 339,144
0.0
389,170
5.000
%,
11/15/2039 398,344
0.1
36,812
5.000
%,
04/15/2040 37,644
0.0
527,085
5.000
%,
09/15/2040 535,054
0.1
329,786
5.000
%,
07/20/2041 338,901
0.0
78,275,000
(6)
5.000
%,
01/20/2056 78,108,337
7.3
7,330
5.250
%,
06/15/2028 7,383
0.0
22,179
5.250
%,
06/15/2029 22,409
0.0
622,351
5.250
%,
01/20/2036 636,519
0.1
93,211
5.290
%,
07/20/2037 97,769
0.0
60,628
5.290
%,
08/20/2037 63,459
0.0
80,916
5.290
%,
09/20/2037 84,726
0.0
93,793
5.290
%,
01/20/2038 98,382
0.0
12,404
5.350
%,
06/20/2029 12,408
0.0
51,954
5.350
%,
07/20/2033 52,093
0.0
55,780
5.390
%,
08/20/2038 55,764
0.0
18,800
5.490
%,
08/20/2033 18,860
0.0
31,275
5.490
%,
09/20/2033 31,377
0.0
33,569
5.490
%,
09/20/2033 33,692
0.0
85,802
5.490
%,
09/20/2033 87,521
0.0
113,275
5.490
%,
10/20/2033 114,188
0.0
194,057
5.490
%,
10/20/2033 198,692
0.0
98,909
5.490
%,
11/20/2033 99,646
0.0
164,634
5.490
%,
11/20/2033 166,724
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
88,663
5.490
%,
12/20/2033 $ 89,368
0.0
120,100
5.490
%,
12/20/2033 121,320
0.0
121,802
5.490
%,
12/20/2033 123,169
0.0
34,021
5.490
%,
01/20/2034 34,149
0.0
28,969
5.490
%,
03/20/2034 29,063
0.0
58,193
5.490
%,
03/20/2034 58,431
0.0
29,325
5.490
%,
06/20/2034 30,112
0.0
6
5.500
%,
04/20/2029 6
0.0
58,953
5.500
%,
09/15/2029 59,979
0.0
40,098
5.500
%,
10/15/2029 40,688
0.0
13,281
5.500
%,
12/20/2032 13,727
0.0
42,824
5.500
%,
08/20/2033 43,987
0.0
39,364
5.500
%,
11/20/2033 39,523
0.0
12,668
5.500
%,
12/20/2033 13,020
0.0
47,067
5.500
%,
03/20/2034 47,280
0.0
65,833
5.500
%,
04/20/2034 66,162
0.0
74,286
5.500
%,
04/20/2034 77,051
0.0
7,595
5.500
%,
06/20/2034 7,587
0.0
70,533
5.500
%,
06/20/2034 71,396
0.0
54,018
5.500
%,
07/20/2034 55,578
0.0
79,659
5.500
%,
01/20/2035 80,067
0.0
54,137
5.500
%,
05/15/2035 55,927
0.0
89,126
5.500
%,
07/15/2035 89,655
0.0
62,181
5.500
%,
08/15/2035 62,266
0.0
64,072
5.500
%,
09/20/2035 65,403
0.0
118,829
5.500
%,
04/15/2036 124,233
0.0
19,341
5.500
%,
06/20/2036 20,047
0.0
1,641
5.500
%,
06/20/2038 1,658
0.0
9,910
5.500
%,
08/20/2038 10,025
0.0
6,441
5.500
%,
09/20/2038 6,496
0.0
1,271
5.500
%,
10/20/2038 1,277
0.0
12,976
5.500
%,
11/20/2038 13,107
0.0
640
5.500
%,
12/20/2038 646
0.0
40,721
5.500
%,
01/15/2039 42,071
0.0
4,919
5.500
%,
01/20/2039 4,961
0.0
19,122
5.500
%,
06/15/2039 19,991
0.0
68,700
5.500
%,
06/20/2039 68,950
0.0
15,038
5.500
%,
10/20/2039 15,588
0.0
142,938
5.500
%,
09/15/2040 148,157
0.0
1,063,672
5.500
%,
05/20/2054 1,087,737
0.1
1,629,998
5.500
%,
05/20/2054 1,663,870
0.2
2,009,508
5.500
%,
05/20/2054 2,051,451
0.2
94,500,000
(6)
5.500
%,
01/20/2056 95,431,074
8.9
28,735
5.580
%,
12/20/2033 28,854
0.0
48,725
5.580
%,
01/20/2034 49,837
0.0
36,355
5.580
%,
02/20/2034 36,543
0.0
29,518
5.580
%,
03/20/2034 29,640
0.0
35,306
5.580
%,
04/20/2034 36,475
0.0
45,400
5.580
%,
04/20/2034 47,154
0.0
95,369
5.580
%,
04/20/2034 98,264
0.0
26,208
5.580
%,
06/20/2034 26,317
0.0
41,907
5.580
%,
09/20/2034 43,296
0.0
79,261
5.590
%,
06/20/2033 80,021
0.0
9,416
5.590
%,
07/20/2033 9,534
0.0
22,368
5.590
%,
07/20/2033 22,460
0.0
67,560
5.590
%,
07/20/2033 67,934
0.0
81,746
5.590
%,
07/20/2033 82,518
0.0
56,441
5.590
%,
08/20/2033 56,745
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
14,455
5.590
%,
09/20/2033 $ 14,667
0.0
30,200
5.590
%,
09/20/2033 30,327
0.0
114,591
5.590
%,
09/20/2033 116,125
0.0
19,546
5.590
%,
11/20/2033 19,629
0.0
34,366
5.590
%,
11/20/2033 34,530
0.0
55,605
5.590
%,
12/20/2033 56,558
0.0
65,903
5.740
%,
09/20/2037 68,108
0.0
203,690
5.740
%,
09/20/2037 210,149
0.0
68,355
5.740
%,
04/20/2038 70,637
0.0
125,450
5.750
%,
07/15/2029 127,486
0.0
57,344
5.750
%,
08/15/2029 57,931
0.0
15,042
5.750
%,
11/15/2029 15,279
0.0
116,138
5.750
%,
11/15/2029 118,076
0.0
28,049
5.770
%,
03/20/2033 28,878
0.0
98,573
5.770
%,
03/20/2033 99,872
0.0
24,220
5.770
%,
04/20/2033 24,578
0.0
51,157
5.770
%,
04/20/2033 52,202
0.0
57,510
5.770
%,
05/20/2033 57,960
0.0
64,323
5.770
%,
05/20/2033 64,825
0.0
11,025
5.770
%,
07/20/2033 11,183
0.0
26,048
5.770
%,
07/20/2033 26,921
0.0
12,696
5.900
%,
05/20/2028 13,039
0.0
791,877
5.970
%,
11/15/2031 791,170
0.1
40,803
6.000
%,
05/15/2029 41,297
0.0
10,270
6.000
%,
07/15/2029 10,484
0.0
26,791
6.000
%,
10/20/2034 27,838
0.0
70,487
6.000
%,
03/15/2037 74,456
0.0
46,432
6.000
%,
08/20/2038 46,837
0.0
4,180
6.000
%,
09/20/2038 4,244
0.0
7,393
6.000
%,
10/20/2038 7,518
0.0
58,733
6.000
%,
11/15/2038 60,833
0.0
63,091
6.000
%,
12/15/2038 65,348
0.0
34,614
6.000
%,
08/15/2039 35,537
0.0
60,699
6.000
%,
08/15/2039 62,870
0.0
73,593,000
(6)
6.000
%,
02/15/2056 74,952,745
7.0
5,872
6.500
%,
07/20/2029 6,073
0.0
27,972
6.500
%,
07/20/2032 29,034
0.0
25,202
6.500
%,
02/15/2034 25,269
0.0
136
6.500
%,
09/20/2034 137
0.0
734
7.500
%,
08/20/2027 742
0.0
566,795,790
52.8
Uniform Mortgage-Backed Securities : 2.1%
2,351,900
2.000
%,
12/01/2051 1,910,248
0.2
2,228,355
2.500
%,
12/01/2051 1,898,707
0.2
1,315,553
2.500
%,
02/01/2052 1,134,013
0.1
1,956,964
3.000
%,
11/01/2051 1,741,268
0.2
1,228,271
3.000
%,
01/01/2052 1,098,134
0.1
1,246,243
3.500
%,
02/01/2052 1,159,552
0.1
3,995,571
3.500
%,
03/01/2052 3,750,882
0.4
3,793,263
4.000
%,
05/01/2042 3,711,885
0.4
251,153
4.000
%,
05/01/2045 243,303
0.0
285,905
4.000
%,
08/01/2046 276,583
0.0
249,917
4.250
%,
08/01/2035 250,314
0.0
3,612,560
4.500
%,
07/01/2052 3,543,429
0.4
38,830
4.750
%,
11/01/2034 39,528
0.0
171,018
4.750
%,
11/01/2034 170,741
0.0
124,355
4.750
%,
02/01/2035 126,563
0.0
188,755
4.750
%,
04/01/2035 192,226
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
308,994
4.750
%,
05/01/2035 $ 314,422
0.0
56,050
4.750
%,
07/01/2035 56,553
0.0
292,214
4.750
%,
07/01/2035 297,318
0.0
2,667
5.030
%,
05/01/2037 2,671
0.0
78,821
5.030
%,
09/01/2037 81,044
0.0
42,535
5.155
%,
01/01/2037 43,889
0.0
22,822
5.250
%,
04/01/2032 23,184
0.0
25,111
5.250
%,
04/01/2032 25,817
0.0
21,059
5.280
%,
11/01/2036 21,824
0.0
35,670
5.280
%,
01/01/2037 36,959
0.0
68,978
5.290
%,
08/01/2037 71,658
0.0
50,749
5.290
%,
09/01/2037 52,721
0.0
54,652
5.290
%,
09/01/2037 56,665
0.0
7,577
5.300
%,
10/01/2036 7,690
0.0
49,296
5.300
%,
12/01/2036 50,860
0.0
38,759
5.300
%,
05/01/2037 40,276
0.0
170,074
5.300
%,
08/01/2037 175,035
0.0
80,587
5.390
%,
12/01/2037 80,831
0.0
131,160
5.405
%,
11/01/2036 136,569
0.0
161,494
5.405
%,
02/01/2037 168,113
0.0
43,489
5.740
%,
07/01/2037 45,238
0.0
23,036,713
2.1
Total U.S. Government
Agency Obligations
(Cost $639,377,365)
612,506,262
57.0
COMMERCIAL MORTGAGE-BACKED SECURITIES : 3.7%
8,628,829
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K106 X1, 1.314%,
01/25/2030 398,590
0.0
29,444,060
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K108 X1, 1.690%,
03/25/2030 1,712,698
0.2
18,075,543
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K110 X1, 1.638%,
04/25/2030 1,042,556
0.1
2,933,256
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 0.920%,
09/25/2030 105,781
0.0
16,245,955
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.504%,
05/25/2035 1,679,356
0.2
14,616,415
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.322%,
07/25/2035 1,317,795
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
33,618,473
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1519 X1, 0.588%,
12/25/2035 $ 1,453,243
0.1
23,862,754
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 X1, 0.722%,
09/25/2027 239,098
0.0
30,879,023
(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.357%,
12/25/2029 1,172,625
0.1
33,812,864
(1)(2)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KLU3 X1, 1.928%,
01/25/2031 2,272,797
0.2
192,642
(1)
Ginnie Mae 2004-23 Z,
5.764%,
03/16/2044 192,464
0.0
1,773,494
(1)(2)
Ginnie Mae 2006-67
IO, 0.812%,
11/16/2046 36
0.0
38,945
(1)
Ginnie Mae 2007-52 Z,
4.350%,
01/16/2048 38,849
0.0
433,090  Ginnie Mae 2008-39 Z,
4.500%,
02/16/2048 421,676
0.1
210,039
(1)(2)
Ginnie Mae 2008-45
IO, 0.864%,
02/16/2048 2,176
0.0
51,014
(1)(2)
Ginnie Mae 2010-123
IA, 2.050%,
10/16/2052 477
0.0
7,117,524
(1)(2)
Ginnie Mae 2011-47
IO, 0.193%,
01/16/2051 18,123
0.0
321,092
(1)(2)
Ginnie Mae 2017-9 IO,
0.557%,
01/16/2057 9,213
0.0
2,119,744
(1)
Ginnie Mae 2018-114
Z, 3.100%,
04/16/2060 1,607,205
0.2
11,938,993  Ginnie Mae 2018-116
Z, 3.000%,
06/16/2058 10,009,604
0.9
2,131,237  Ginnie Mae 2018-169
Z, 3.000%,
04/16/2061 1,425,302
0.1
2,120,130  Ginnie Mae 2019-17 Z,
3.000%,
12/16/2060 1,339,298
0.1
2,824,003
(1)
Ginnie Mae 2019-19 Z,
3.200%,
11/16/2060 2,249,019
0.2
3,666,957  Ginnie Mae 2019-53 Z,
3.000%,
06/16/2061 2,662,376
0.3
5,417,247  Ginnie Mae 2021-79 Z,
1.750%,
08/16/2063 2,058,399
0.2
2,677,806  Ginnie Mae 2021-80 Z,
1.500%,
12/16/2062 1,095,628
0.1
2,333,712  Ginnie Mae 2021-90
B, 1.750%,
05/16/2061 1,092,399
0.1
2,399,057
(1)(2)
Ginnie Mae 2023-139
IO, 0.613%,
05/16/2065 115,915
0.0
4,004,599
(1)(2)
Ginnie Mae 2023-88
IO, 0.925%,
03/16/2065 271,873
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
57,333,223
(1)(2)
Ginnie Mae 2024-82
AI, 0.742%,
10/16/2065 $ 3,640,576
0.4
Total Commercial
Mortgage-Backed
Securities
(Cost $51,856,959)
39,645,147
3.7
ASSET-BACKED SECURITIES : 0.1%
Other Asset-Backed Securities : 0.1%
410,326
(1)
Fannie Mae Grantor
Trust 2001-T9 A1,
3.956%, (TSFR1M +
0.334%),
09/25/2031 407,427
0.1
24,656
(1)
Fannie Mae Grantor
Trust 2003-T4 2A6,
4.536%,
07/26/2033 24,487
0.0
1,377
(1)
Fannie Mae REMIC
Trust 2001-W4 AF6,
5.110%,
01/25/2032 1,378
0.0
1,468
(1)
Fannie Mae REMIC
Trust 2002-W12 AF6,
5.066%,
02/25/2033 1,466
0.0
1,196
(1)
Fannie Mae REMIC
Trust 2002-W2 AF6,
6.000%,
05/25/2032 1,210
0.0
435,968
0.1
Total Asset-Backed
Securities
(Cost $435,689)
435,968
0.1
Total Long-Term
Investments
(Cost $1,369,385,449)
1,297,425,637
120.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.9%
U.S. Treasury Obligations : 1.9%
20,500,000
(4)
United States Treasury
Bill,
3.390
%,
02/05/2026
(Cost $20,428,766)
20,431,632
1.9
Total Short-Term
Investments
(Cost $20,428,766)
20,431,632
1.9
Total Investments in
Securities
(Cost $1,389,814,215) $ 1,317,857,269 122.7
Liabilities in Excess of
Other Assets
(243,523,190) (22.7)
Net Assets $ 1,074,334,079 100.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2025.
(2)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(3)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(6)
Represents or includes a TBA transaction.
Reference Rate Abbreviations:
H15T1Y U.S. Treasury 1-Year Constant Maturity
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 644,838,260 $ — $ 644,838,260
U.S. Government Agency Obligations — 612,506,262 — 612,506,262
Commercial Mortgage-Backed Securities — 39,645,147 — 39,645,147
Asset-Backed Securities — 435,968 — 435,968
Short-Term Investments — 20,431,632 — 20,431,632
Total Investments, at fair value $ — $ 1,317,857,269 $ — $ 1,317,857,269
Other Financial Instruments+
Futures 354,026 — — 354,026
Total Assets $ 354,026 $ 1,317,857,269 $ — $ 1,318,211,295
Liabilities Table
Other Financial Instruments+
Futures $ (15,674) $ — $ — $ (15,674)
Total Liabilities $ (15,674) $ — $ — $ (15,674)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2025, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 238 03/31/26 $ 49,691,797 $ 9,207
U.S. Treasury 10-Year Note 99 03/20/26 11,131,312 (15,674)
$ 60,823,109 $ (6,467)
Short Contracts:
U.S. Treasury 5-Year Note (1,320) 03/31/26 (144,282,187) 214,028
U.S. Treasury Long Bond (61) 03/20/26 (7,051,219) 56,104
U.S. Treasury Ultra 10-Year Note (121) 03/20/26 (13,916,891) 48,906
U.S. Treasury Ultra Long Bond (14) 03/20/26 (1,652,000) 25,781
$ (166,902,297) $ 344,819
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 7,888,252
Gross Unrealized Depreciation (79,845,198)
Net Unrealized Depreciation $ (71,956,946)